APPENDIX I
                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

Read instructions of end of Form before preparing Form
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1.  Name and address of issuer:

    Managers AMG Funds
    40 Richards Avenue
    Norwalk, CT 06854
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2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

    Essex Aggressive Growth Fund
    First Quadrant Tax-Managed Equity Fund
    Rorer Large-Cap Fund
    Rorer Mid-Cap Fund
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3.  Investment Company Act File Number: 811-9521

    Securities Act File Number: 333-84639
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4. (a)  Last day of fiscal year for which this notice is
        filed:

        October 31, 2002
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4. (b)	Check box if this Form is being filed late
        (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4. (c) Check box if this is the last time the issuer will be filing this Form.

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5. Calculation of registration fee:

   (i)  Aggregate sale price of securities sold
        during the fiscal year in pursuant to
        section 24(f):                             $   38,573,913
                                                   --------------

   (ii)	Aggregate price of securities redeemed or
        repurchased during the fiscal year:

                                  $   73,039,600
                                  --------------

   (iii)Aggregate price of securities redeemed or
        repurchased during any prior fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable
        to the Commission:
                                  $   40,214,062
                                  --------------

   (iv) Total available redemption credits
        [add Items 5 (ii) and 5 (iii)]:            $  113,253,662
                                                   --------------

   (v)  Net sales - if Item 5 (i) is greater
        than Item 5 (iv) [subtract Item 5 (iv)
        from Item 5 (i)]:                          $ (74,679,749)
                                                   --------------

   (vi)	Redemption credits available for use in future
        years - if Item 5 (i) is less than 5 (iv)
        [subtract Item 5 (iv) from Item 5(I)]:

                                  $ (74,679,749)
                                  --------------

   (vii)Multiplier for determining registration fee
        (See Instruction C. 9):                    x     0.000092
                                                   --------------

   (viii)Registration fee due [multiply Item 5 (v)
         by Item 5 (vii)] (enter "0" if no fee
         is due):                                  = $          0
                                                   --------------

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6. Prepaid Shares

   If the response to item 5 (i) was determined by deducting
   an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-
   2], then report the amount of securities (number of
   shares or other units) deducted here: 0 if there is a
   number of shares or other units that were registered
   pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years,
   then state that number here:                                 0
                                                              ---
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7. Interest due - if this Form is being filed more than 90
   days after the end of the issuer's
   fiscal year (see Instruction D):                + $          0
                                                   --------------
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8. Total of the amount of the registration fee due plus any
   interest due [line 5 (viii) plus line 7]:       = $          0
                                                   --------------

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9. Date the registration fee and any interest payment was
   sent to the Commission's lockbox depository:



Method of Delivery:

	  	Wire Transfer
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	       	Mail or other means
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*:  /s/Donald S. Rumery
                            ---------------------------
                            Donald S. Rumery, Treasurer

Date:                       January 2, 2003
                            ---------------------------

*Please print the name and title of the signing officer below the signature.

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